segall bryant & hamill trust

Supplement Dated November 29, 2018

to the Statement of Additional Information

Dated May 1, 2018

Effective November 15, 2018:

The section regarding the Secretary on page 55 should be replaced in its entirety with the following. In addition, all other references to Ms. Danner shall be replaced with Mr. Derek Smith.

Name, Address and Age [1]	Position(s) Held with The Trust	Term of Office and Length of Time Served [2]	Principal Occupation(s)
Derek W. Smith Age: 36	Secretary	Since November 15, 2018	•	Manager, Compliance, Segall Bryant & Hamill, LLC, May 1, 2018 – present
1290 Broadway, Suite 1100 Denver, Colorado 80203			•	Compliance Manager, Denver Investments, March 2017 – April 30, 2018; Fund Administration and Compliance Specialist, Denver Investments, October 2014 – March 2017
			•	Senior Compliance Analyst, Great-West Financial, April 2013 – October 2014; Compliance Analyst, Great-West Financial, February 2010 – April 2013; Senior Compliance Coordinator, Great-West Financial, June 2009 – February 2010

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE